Financial Instruments (Schedule of analysis assumes all variables in foreign currency rates) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Long-term loans (US LIBOR) [Member] | 0.5% decrease [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	$ 566
Long-term loans (US LIBOR) [Member] | 0.5% increase [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	(567)
Long-term loans (US LIBOR) [Member] | 1% increase [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	(1,133)
Long-term loans (US LIBOR) [Member] | 1.5% increase [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	(1,699)
Interest rate swaps (US LIBOR) [Member] | 0.5% decrease [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	(396)
Interest rate swaps (US LIBOR) [Member] | 0.5% increase [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	396
Interest rate swaps (US LIBOR) [Member] | 1% increase [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	793
Interest rate swaps (US LIBOR) [Member] | 1.5% increase [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase decrease in foreign currency rates	$ 1,189